Supplement Dated September 27, 2019
To The Prospectus Dated June 24, 2019 For

RETIREMENT LATITUDES®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY
(Contracts offered for sale on and after June 24, 2019)

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This supplement updates the above-referenced prospectus. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of the prospectus, please contact us at our Annuity Service Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-644-4565; www.jackson.com.

Effective September 26, 2019, your prospectus is revised to correct information related to the Guaranteed Annual Withdrawal Amount (“GAWA”) Percentage tables associated with the LifeGuard Freedom Flex and LifeGuard Freedom Net Guaranteed Minimum Withdrawal Benefits. Your prospectus is revised as follows:

➢
In the table titled “Periodic Expenses”, appearing under “FEES AND EXPENSES TABLES” on page 5 of the prospectus, language is added to the following optional benefit endorsement charges to clarify the charge displayed is associated with the election of the Income Stream Max GAWA % Table as follows:

•	LifeGuard Freedom Flex DBSM (only available with a specified combination of Options for the LifeGuard Freedom Flex® GMWB) with the Income Stream Max GAWA% Table[9]

•	For Life GMWB With Bonus, Annual Step-Up to the Highest Quarterly Contract Value, and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom Net® GMWB”) with the Income Stream Max GAWA% Table[13]

•
Joint For Life GMWB With Bonus, Annual Step-Up to the Highest Quarterly Contract Value, and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom Net® With Joint Option GMWB”) with the Income Stream Max GAWA% Table[14]

•	For Life GMWB With Bonus and Step-Up to the Highest Quarterly Contract Value (“LifeGuard Freedom Flex® GMWB”) with the Income Stream Max GAWA% Table and 7% Bonus and Annual Step-Up11

•
Joint For Life GMWB With Bonus and Step-Up to the Highest Quarterly Contract Value (“LifeGuard Freedom Flex® With Joint Option GMWB”) with the Income Stream Max GAWA% Table and 7% Bonus and Annual Step-Up15

➢
The footnotes to the table titled “Periodic Expenses”, appearing under “FEES AND EXPENSES TABLES” on page 6 of the prospectus, are revised by replacing footnote 9, and adding footnotes 13-15 as follows:

[9]
The current and maximum annual charges used in the table are based on election of the Income Stream Max GAWA% Table. For more information about the charge for the LifeGuard Freedom Flex DB, including applicable charges for each of the two Income Stream GAWA% tables, please see “LifeGuard Freedom Flex DB” under “Death Benefit Charges”.

[13]
For more information about the charges for this endorsement, including applicable charges for each of the two Income Stream GAWA% tables, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom Net GMWB”) Charge”.

[14]
For more information about the charges for this endorsement, including applicable charges for each of the two Income Stream GAWA% tables, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom Net with Joint Option GMWB”) Charge”.

[15]
The current and maximum annual charges used in the table are based on election of the most expensive combination of options under LifeGuard Freedom Flex with Joint Option. For more information about the charges for this endorsement, including applicable charges for each of the available combination of options, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Step-Up (“LifeGuard Freedom Flex with Joint Option GMWB”) Charge”.

➢
In the section titled “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom Net GMWB”) Charge”, appearing under “CONTRACT CHARGES” on page 32 of the prospectus, the first paragraph and charge table are deleted and replaced with the following:

The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the Guaranteed Withdrawal Balance (“GWB”). The percentage varies depending on which Guaranteed Annual Withdrawal Amount Percentage (“GAWA%”) table and step-up option you elect (see table below). For more information about the GWB and the different GAWA% tables, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 51.

	Maximum Annual Charge	Current Annual Charge	Maximum Increase to Annual Charge (at one time)
With Income Stream Max GAWA% Table	2.90%	1.45%	0.25%
With Income Stream Max GAWA% Table and Annual Step-Up to Highest Quarterly Contract Value	3.00%	1.55%	0.25%
With Income Stream Value GAWA% Table	1.60%	0.80%	0.15%
With Income Stream Value GAWA% Table and Annual Step-Up to Highest Quarterly Contract Value	1.80%	0.90%	0.15%
Charge Basis	GWB
Charge Frequency	Quarterly

➢
In the section titled “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom Net With Joint Option GMWB”) Charge”, appearing under “CONTRACT CHARGES” on page 33 of the prospectus, the first paragraph and charge table are deleted and replaced with the following:

The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the Guaranteed Withdrawal Balance (“GWB”). The percentage varies depending on which Guaranteed Annual Withdrawal Amount Percentage (“GAWA%”) table and step-up option you elect (see table below). For more information about the GWB and the different GAWA% tables, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 63.

	Maximum Annual Charge	Current Annual Charge	Maximum Increase to Annual Charge (at one time)
With Income Stream Max GAWA% Table	3.00%	1.55%	0.25%
With Income Stream Max GAWA% Table and Annual Step-Up to Highest Quarterly Contract Value	3.00%	1.65%	0.25%
With Income Stream Value GAWA% Table	2.20%	1.10%	0.20%
With Income Stream Value GAWA% Table and Annual Step-Up to Highest Quarterly Contract Value	2.40%	1.20%	0.20%
Charge Basis	GWB
Charge Frequency	Quarterly

➢
In the section titled “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge”, appearing under “CONTRACT CHARGES” on page 34 of the prospectus, the first paragraph is deleted and replaced with the following:

The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the Guaranteed Withdrawal Balance (“GWB”). The percentage varies depending on which Guaranteed Annual Withdrawal Amount Percentage (“GAWA%”) table and step-up option you elect (see tables below). For more information about the GWB and the different GAWA% tables, please see “LifeGuard Freedom Flex GMWB” beginning on page 77.

LifeGuard Freedom Flex GMWB With Income Stream Value GAWA% Table
Options	Maximum Annual Charge	Current Annual Charge	Maximum Increase to Annual Charge (at one time)
5% Bonus and Annual Step-Up	1.10%	0.55%	0.10%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	1.30%	0.65%	0.10%
6% Bonus and Annual Step-Up	1.30%	0.65%	0.10%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	1.50%	0.75%	0.15%
7% Bonus and Annual Step-Up	1.60%	0.80%	0.15%
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	1.80%	0.90%	0.15%
Charge Basis	GWB
Charge Frequency	Quarterly

➢
In the section titled “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge”, appearing under “CONTRACT CHARGES” on page 35 of the prospectus, the first paragraph is deleted and replaced with the following:

The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the Guaranteed Withdrawal Balance (“GWB”). The percentage varies depending on which Guaranteed Annual Withdrawal Amount Percentage (“GAWA%”) table and step-up option you elect (see tables below). For more information about the GWB and the different GAWA% tables, please see “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 86.

LifeGuard Freedom Flex With Joint Option GMWB With Income Stream Value GAWA% Table
Options	Maximum Annual Charge	Current Annual Charge	Maximum Increase to Annual Charge (at one time)
5% Bonus and Annual Step-Up	1.70%	0.85%	0.15%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	1.90%	0.95%	0.15%
6% Bonus and Annual Step-Up	1.90%	0.95%	0.15%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.10%	1.05%	0.20%
7% Bonus and Annual Step-Up	2.20%	1.10%	0.20%
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.40%	1.20%	0.20%
Charge Basis	GWB
Charge Frequency	Quarterly

➢
In the subsection titled “LifeGuard Freedom Flex DB Charge” appearing under the section titled “Death Benefit Charges” on page 40 of the prospectus, the first paragraph and charge table are deleted and replaced with the following:

If you select the LifeGuard Freedom Flex DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom Flex GMWB with the 6% Bonus option, you will pay two separate charges for the combined benefit. The charge for LifeGuard Freedom Flex DB, which is based on a percentage of the GMWB

Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom Flex GMWB. The charge for this death benefit begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GMWB Death Benefit. The percentage varies depending on which Guaranteed Annual Withdrawal Amount Percentage (“GAWA%”) table you elect (see table below).

	Maximum Annual Charge	Current Annual Charge	Maximum Increase to Annual Charge (at one time)
With Income Stream Max GAWA% Table	1.60%	0.80%	0.15%
With Income Stream Value GAWA% Table	1.20%	0.60%	0.10%
Charge Basis	GMWB Death Benefit
Charge Frequency	Quarterly

➢
In the subsections titled “Withdrawals” under both the section titled “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom Net GMWB”)” on page 53 of the prospectus, and the section titled “LifeGuard Freedom Flex GMWB” on page 78 of the prospectus, the second paragraph, including the GAWA% table, is deleted and replaced with the following:

There are two different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Max GAWA% Table; and the Income Stream Value GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables. Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Annuity Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

Ages	Income Stream Max GAWA% Table	Income Stream Value GAWA% Table
35 – 64	4.00%	3.00%
65 – 74	5.00%	4.00%
75 – 80	5.50%	4.50%
81+	6.00%	5.00%

➢
In the subsections titled “Withdrawals”, under both the section titled “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom Net With Joint Option GMWB”)” appearing on page 65 of the prospectus, and the section titled “LifeGuard Freedom Flex with Joint Option GMWB” appearing on page 88 of the prospectus, the second paragraph, including the GAWA% table, is deleted and replaced with the following:

There are two different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Max GAWA% Table; and the Income Stream Value GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables. Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Annuity Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

Ages	Income Stream Max GAWA% Table	Income Stream Value GAWA% Table
35 – 64	3.50%	3.00%
65 – 74	4.50%	4.00%
75 – 80	5.00%	4.50%
81+	5.50%	5.00%

(To be used with JMV21452 06/19)

JMV23228 09/19